Related Party Transactions and Balances - Narrative (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Unfunded capital commitments	$ 550,194,000
Provisions for doubtful debts related to receivables of related party transaction	$ 0	$ 0